Note 5 - Income Taxes - Primary Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Federal, state and foreign net operating losses	$ 78,466	$ 78,474
Stock based compensation	7,429	7,879
Accrued liabilities	664	585
Other temporary differences	4,894	3,045
Valuation allowance	$ (91,453)	$ (89,983)